ORGANIZATION AND NATURE OF BUSINESS OPERATIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Organization Consolidation And Presentation Of Financial Statements Abstract
ORGANIZATION AND NATURE OF BUSINESS OPERATIONS

NOTE 1 — ORGANIZATION AND NATURE OF OPERATIONS

Alta Equipment Group, Inc. (formerly known as B. Riley Principal Merger Corp.) (individually or as sometimes collectively together with its direct and indirect subsidiaries referred to herein as the “Company”), was incorporated in Delaware on October 30, 2018 as a blank check company for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, recapitalization, reorganization or other similar business combination with one or more businesses or entities. On February 14, 2020, the Company consummated a reverse recapitalization pursuant to which the Company acquired Alta Equipment Holdings, Inc. pursuant to an agreement and plan of merger between the Company, BR Canyon Merger Sub Corp., a Delaware corporation and wholly-owned subsidiary of the Company (“Merger Sub”), Alta Equipment Holdings, Inc. and Ryan Greenawalt. This business merger will be referred to as “reverse recapitalization” throughout this document.

In connection with the reverse recapitalization, Merger Sub merged with and into Alta Equipment Holdings, Inc., with Alta Equipment Holdings, Inc. surviving the reverse recapitalization as a direct, wholly owned subsidiary of the Company, and the Company changed its name from B. Riley Principal Merger Corp. to Alta Equipment Group, Inc.

The Company and Alta Equipment Holdings, Inc. are the holding companies for Alta Enterprises, LLC. Alta Enterprises, LLC is the holding company for Alta Industrial Equipment Michigan; LLC; Alta Industrial Equipment Company, LLC; Alta Industrial Equipment New York, LLC; Alta Construction Equipment, LLC; Alta Construction Equipment Illinois, LLC; Alta Heavy Equipment Services, LLC; NITCO, LLC; Alta Construction Equipment Florida, LLC, and PeakLogix, LLC.

The Company is engaged in the retail sale, service, and rental of lift trucks and construction equipment in the states of Michigan, Illinois, Indiana, Virginia and Florida as well as the Northeastern part of the United States.

Unless the context otherwise requires, the use of the terms “the Company”, “we,” “us,” and “our” in these notes to the unaudited consolidated financial statements refers to Alta Equipment Group Inc. and its consolidated subsidiaries.

NOTE 1 — ORGANIZATION AND NATURE OF BUSINESS OPERATIONS

Organization and General

B. Riley Principal Merger Corp. (the “Company”), a blank check corporation, was incorporated as a Delaware corporation on October 30, 2018. The Company is an emerging growth company, as defined in Section 2(a) of the Securities Act of 1933, as amended, (the “Securities Act”), as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). On November 14, 2018, GA International Services Corp. (“GA International”), a California corporation, owned by Great American Group, LLC (“Great American”), a wholly owned subsidiary of B. Riley Financial, Inc. (“B. Riley Financial”), merged into the Company. GA International operated as GA International Services, LLC, a former California limited liability company, from the date of its incorporation on October 9, 2012 through November 5, 2018, the date it was converted from a limited liability company to a California corporation. All of the membership interests in GA International Services, LLC were issued to Great American in 2012. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (an “Initial Business Combination”).

All activity of the Company includes the activity of GA International as if GA International, which was owned by the Company from inception and activity related to the initial public offering on April 11, 2019 (the “Public Offering”) described below and evaluating prospective acquisition targets for an Initial Business Combination. The Company will not generate any operating revenues until after completion of its Initial Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income on cash and cash equivalents from the proceeds derived from the Public Offering described below. The Company will generate non-operating income in the form of interest or dividend income on cash and cash equivalents from the proceeds derived from the Public Offering and the Private Placement (as defined below).

Public Offering

The Company completed the sale of 12,500,000 Units at an offering price of $10.00 per unit through the Public Offering. B. Riley Principal Sponsor Co., LLC (the “Sponsor”), a Delaware limited liability company, was incorporated on October 11, 2018 as a wholly owned indirect subsidiary of B. Riley Financial. The Sponsor subscribed to purchase an aggregate of 425,000 Units at a price of $10.00 per unit (the “Private Placement Unit”) in a private placement that closed on April 11, 2019 simultaneously with the Public Offering. The sale of the 12,500,000 Units generated gross proceeds of $125,000,000, less underwriting commissions of $2,500,000 (2% of gross proceeds) and other offering costs of $639,723. The Private Placement Units generated $4,250,000 of proceeds.

Each unit consists of one share of the Company’s Class A common stock, $0.0001 par value (each a “public share”), and one-half of one redeemable warrant, with each whole warrant exercisable for one share of Class A common stock (each, a “Warrant” and, collectively, the “Warrants” and, with respect to the warrants underlying the Private Placement Units, the “Private Placement Warrants”). One Warrant entitles the holder thereof to purchase one whole share of Class A common stock at a price of $11.50 per share.

The Company granted the underwriters a 45-day option to purchase on a pro rata basis up to 1,875,000 additional units at the initial public offering price less the underwriting discounts and commissions. On April 12, 2019, the Company consummated the closing of the sale of 1,875,000 additional units (“Overallotment Units”) upon receiving notice of the underwriters’ election to exercise their overallotment option, generating additional gross proceeds of $18,750,000 and incurring additional offering costs of $375,000 (2% of gross proceeds) in underwriting fees. Simultaneously with the exercise of the overallotment, the Company consummated the Private Placement of an additional 37,500 Private Placement Units to the Sponsor, generating gross proceeds of $375,000. In addition, as a result of the underwriters’ election to exercise their overallotment option the Founder Shares, as defined in Note 3, were no longer forfeitable.

Note Payable — Related Party

On November 16, 2018, the Sponsor agreed to loan the Company up to $300,000 (see Note 3) to support the Company’s initial formation and operations. At December 31, 2018, $50,000 was outstanding on the loan and such loan was repaid using proceeds from the Public Offering on April 12, 2019.

The Trust Account

Upon completion of the Public Offering and issuance of the Overallotment Units, $143,750,000 of proceeds were deposited in the Trust Account to be invested only in U.S. government treasury bills with a maturity of 180 days or less or in money market funds registered under the Investment Company Act and compliant with Rule 2a-7 thereof that maintain a stable net asset value of $1.00. The balance in the Trust Account at December 31, 2019 was $145,998,591.

Except with respect to interest earned on the funds held in the Trust Account that may be released to the Company to pay its taxes, the proceeds from the Public Offering may not be released from the Trust Account until the earliest of: (i) the completion of the Initial Business Combination; (ii) the redemption of any public shares properly tendered in connection with a stockholder vote to amend the Company’s amended and restated certificate of incorporation to modify the substance or timing of the Company’s obligation to redeem 100% of its public shares if it does not complete the Initial Business Combination within 18 months from the closing of the Public Offering; or (iii) the redemption of all of the Company’s public shares if the Company is unable to complete the Initial Business Combination within 18 months from the closing of the Public Offering (at which such time up to $100,000 of interest shall be available to the Company to pay dissolution expenses), subject to applicable law. The proceeds deposited in the Trust Account could become subject to the claims of the Company’s creditors, if any, which could have priority over the claims of the Company’s public stockholders.

Initial Business Combination

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Public Offering, although substantially all of the net proceeds of the Public Offering and the Private Placement are intended to be generally applied toward consummating an Initial Business Combination. The Initial Business Combination must occur with one or more businesses or assets with a fair market value equal to at least 80% of the assets held in the Trust Account less taxes payable on interest earned on the Trust Account. There is no assurance that the Company will be able to successfully effect an Initial Business Combination.

The Company, after signing a definitive agreement for an Initial Business Combination, provided its public stockholders with the opportunity to redeem all or a portion of their shares upon the completion of the Initial Business Combination, either (i) in connection with a stockholder meeting called to approve the business combination or (ii) by means of a tender offer. However, in no event would the Company have redeemed its public shares in an amount that would have caused its net tangible assets to be less than $5,000,001. In such case, the Company would not have proceeded with the redemption of its public shares and the related Initial Business Combination, and instead would have searched for an alternate Initial Business Combination.

If the Company was to hold a stockholder vote or there was a tender offer for shares in connection with an Initial Business Combination, a public stockholder would have the right to redeem its shares for an amount in cash equal to its pro rata share of the aggregate amount then on deposit in the Trust Account as of two business days prior to the consummation of the Initial Business Combination, including interest but less taxes payable. As a result, such shares of Class A common stock have been recorded at redemption amount and classified as temporary equity upon the completion of the Public Offering, in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 480, “Distinguishing Liabilities from Equity.” See Note 6 — Subsequent Events for the redemption amount.

Pursuant to the Company’s amended and restated certificate of incorporation, if the Company had been unable to complete the Initial Business Combination within 18 months from the closing of the Public Offering, the Company would (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than ten business days thereafter redeem the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest but less taxes payable (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding public shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Company’s board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law.

Letter Agreement

The Company’s Sponsor, officers and directors have entered into a letter agreement with the Company, pursuant to which they have agreed, among other things (a) to waive their redemption rights with respect to any Founder Shares, Private Placement Shares and any Public Shares held by them in connection with the completion of the Initial Business Combination, (b) to waive their redemption rights with respect to their Founder Shares, Private Placement Shares and public shares in connection with a stockholder vote to approve an amendment to the Company’s amended and restated certificate of incorporation to modify the substance or timing of its obligation to redeem 100% of its public shares if it does not complete an Initial Business Combination within 18 months from the closing of the Public Offering and (c) to vote their Founder Shares and any public shares purchased during or after the Public Offering (including in open market and privately negotiated transactions) in favor of the Initial Business Combination.

Forward Purchase Agreement

B. Riley Principal Investments, LLC (“BRPI”), a Delaware limited liability company and an affiliate of the Sponsor, entered into a forward purchase agreement with the Company to provide for the purchase by it (or its designees) of an aggregate of 2,500,000 units at $10.00 per unit for an aggregate purchase price of $25,000,000 in a private placement to close concurrently with the closing of the Initial Business Combination.

The proceeds from the sale of the forward purchase units were available to be used as part of the consideration to the sellers in the Initial Business Combination, to pay expenses in connection with the Initial Business Combination or for working capital in the post-business combination company. The forward purchase was required to be made regardless of whether any Class A common stock was redeemed by the Company’s public stockholders and was intended to provide the Company with a minimum funding level for the Initial Business Combination. The forward purchaser did not have the ability to approve the Initial Business Combination prior to the signing of a material definitive agreement. The forward purchase units were issued only in connection with the closing of the Initial Business Combination.

The Sponsor and the Company’s officers and directors have entered into a letter agreement with the Company, pursuant to which they have agreed to waive their rights to liquidating distributions from the Trust Account with respect to any Founder Shares and Private Placement Shares held by them if the Company fails to complete the Initial Business Combination within 18 months of the closing of the Public Offering. However, if the Sponsor or any of the Company’s directors or officers acquires shares of Class A common stock in or after the Public Offering, they are entitled to liquidating distributions from the Trust Account with respect to such shares if the Company fails to complete the Initial Business Combination within the prescribed time period.

In the event of a liquidation, dissolution or winding up of the Company after an Initial Business Combination, the Company’s remaining stockholders are entitled to share ratably in all assets remaining available for distribution to them after payment of liabilities and after provision is made for each class of stock, if any, having preference over the common stock. The Company’s stockholders have no preemptive or other subscription rights. There are no sinking fund provisions applicable to the common stock, except that the Company will provide its stockholders with the opportunity to redeem their public shares for cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account, under the circumstances, and, subject to the limitations, described herein.

On February 14, 2020, BRPI purchased 2,500,000 units at $10.00 per unit for an aggregate purchase price of $25,000,000 in a private placement concurrently with the close of the Initial Business Combination.